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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-02864


                   	     Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Bond Fund
Schedule of Investments  3/31/10

Principal                                                          Value
Amount
  ($)    CONVERTIBLE CORPORATE BONDS - 0.7 %
         Energy - 0.3 %
         Coal & Consumable Fuels - 0.2 %
2,680,000Massey Energy Co., 3.25%, 8/1/15 (b)                $  2,599,600
         Oil & Gas Drilling - 0.1 %
1,275,000Transocean Sedco, 1.625%, 12/15/37                  $  1,270,219
         Total Energy                                        $  3,869,819
         Health Care Equipment & Services - 0.2 %
         Health Care Services - 0.2 %
2,570,000Omnicare, Inc., 3.25%, 12/15/35                     $  2,174,862
         Total Health Care Equipment & Services              $  2,174,862
         Banks - 0.2 %
         Regional Banks - 0.1 %
2,100,000National City Corp., 4.0%, 2/1/11                   $  2,136,750
         Total Banks                                         $  2,136,750
         TOTAL CONVERTIBLE CORPORATE BONDS
         (Cost  $6,345,295)                                  $  8,181,431

         PREFERRED STOCKS - 1.4 %
         Diversified Financials - 0.4 %
         Diversified Financial Services - 0.4 %
 4,880   Bank of America Corp., 7.25%, 12/31/49              $  4,758,171
         Total Diversified Financials                        $  4,758,171
         Insurance - 0.3 %
         Life & Health Insurance - 0.3 %
153,800  Delphi Financial Group, 7.376%, 5/15/37             $  3,226,724
         Total Insurance                                     $  3,226,724
         Real Estate - 0.7 %
         Real Estate Operating Companies - 0.7 %
150,400  Forest City Enterprises, Inc., 7.0%, 12/31/49 *     $  8,723,200
         Total Real Estate                                   $  8,723,200
         TOTAL PREFERRED STOCKS
         (Cost  $15,395,057)                                 $ 16,708,095

         COMMON STOCK - 0.2 %
         Automobiles & Components - 0.2 %
         Auto Parts & Equipment - 0.2 %
 26,160  Lear Corp. *                                        $  2,075,796
         TOTAL COMMON STOCK
         (Cost  $1,033,572)                                  $  2,075,796

         ASSET BACKED SECURITIES - 4.9 %
         Materials - 0.5 %
         Steel - 0.4 %
725,104  ARSI 2005-W4 A2C, Floating Rate Note, 2/25/36       $    705,582
646,434  Master Asset Backed Security Trust, 0.67375%, 5/25/3     614,705
2,075,013Morgan Stanley Home Equity Loan, 0.28125%, 12/25/36    2,010,089
1,430,774Morgan Stanley Home Equity Loan, Floating Rate Note,   1,235,481
1,098,066New Century Home Equity Loan, Floating Rate Note, 3/   1,051,892
                                                             $  5,617,749
         Total Materials                                     $  5,617,749
         Consumer Services - 1.2 %
         Restaurants - 1.2 %
2,895,000Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37    $  2,614,997
5,325,000Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37       4,526,250
3,100,000Dunkin Brands Master Finance LLC, 5.779%, 6/20/31      3,009,511
4,535,000Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (1   4,085,491
                                                             $ 14,236,249
         Total Consumer Services                             $ 14,236,249
         Banks - 2.9 %
         Diversified Banks - 0.2 %
1,855,737Wells Fargo Home Equity Loan, Floating Rate Note, 4/$  1,796,929
         Thrifts & Mortgage Finance - 2.7 %
551,147  Carrington Mortgage Loan Trust, Floating Rate Note, $    521,436
624,555  Carrington Mortgage Loan Trust, Floating Rate Note,      535,221
2,150,000Carrington Mortgage Loan Trust, Floating Rate Note,    1,773,397
495,134  Citigroup Mortgage Loan Trust, Floating Rate Note, 1     490,466
1,283,491CMLTI 2006-WFH2 A2A, Floating Rate Note, 8/25/36         918,801
2,575,000Countrywide Asset Backed Certificates, Floating Rate   2,363,552
1,047,000Countrywide Asset-Backed Certificates, Floating Rate     919,042
2,115,153Countrywide Asset-Backed Certificates, Floating Rate   2,061,971
3,339,208Countrywide Asset-Backed Certificates, Floating Rate   3,232,349
3,258,127CRMSI 2006-2 A3, Floating Rate Note, 9/25/36           3,205,455
1,697,369FBR Securitization Trust, 2.76188%, 9/25/35            1,612,579
149,121  First Franklin Mortgage Loan Asset, Backed Certifica
         Floating Rate Note, 9/24/34                              138,330
2,078,322First Franklin Mortgage Loan Asset, Backed Certifica
         Floating Rate Note, 10/25/35                           2,003,399
1,426,596Fremont Home Loan Trust, Floating Rate Note, 2/25/36   1,409,327
109,613  GSAMP Trust, Floating Rate Note, 1/25/37                 108,144
269,334  GSAMP Trust, Floating Rate Note, 11/25/35                266,683
789,313  GSAMP Trust, Floating Rate Note, 3/25/35                 771,926
525,546  GSAMP Trust, Floating Rate Note, 8/25/36                 509,692
5,017,581Local Insight Media Finance LLC, 5.88%, 10/23/37       2,709,494
858,763  Morgan Stanley ABS Capital, Inc., Floating Rate Note     846,602
705,342  Morgan Stanley ABS Capital, Inc., Floating Rate Note     666,689
243,315  Morgan Stanley Ixis Real Estate, 1.445%, 11/25/36        236,406
873,841  Option One Mortgage Loan Trust, Floating Rate Note,      848,362
335,840  Option One Mortgage Trust, Floating Rate Note, 5/25/     324,934
1,500,000RASC 2005-KS7 M1, Floating Rate Note, 8/25/35          1,205,869
1,779,280SASC 2007-BC4 A3, Floating Rate Note, 11/25/37         1,654,150
1,530,515Saxon Asset Securitization, 0.34594%, 11/25/36         1,440,989
                                                             $ 32,775,265
         Total Banks                                         $ 34,572,194
         Diversified Financials - 0.4 %
         Consumer Finance - 0.1 %
501,804  Indymac Residential Asset Backed, 0.32375%, 7/25/37 $    490,296
242,012  Nomura Home Equity Trust, Floating Rate Note, 3/25/3     239,153
                                                             $    729,449
         Diversified Financial Services - 0.2 %
420,000  Asset Backed Securities Corp., Floating Rate Note, 4$    399,146
1,503,094DT Auto Owner Trust, 5.92%, 10/15/15                   1,505,311
565,113  JP Morgan Mortgage Acquisition, Floating Rate Note,      512,983
                                                             $  2,417,440
         Specialized Finance - 0.1 %
900,000  SLMA 2004-10 A6B, Floating Rate Note, 4/27/26       $    873,270

         Total Diversified Financials                        $  4,020,159
         TOTAL ASSET BACKED SECURITIES
         (Cost  $61,477,959)                                 $ 58,446,351

         COLLATERALIZED MORTGAGE OBLIGATIONS - 16.3 %
         Materials - 0.8 %
         Forest Products - 0.5 %
1,435,000T SRA R 2006-1 B, 5.7467%, 10/15/36                 $  1,424,238
4,470,000TSTAR 2006-1A A, 5.668%, 10/15/36                      4,570,575
                                                             $  5,994,813
         Steel - 0.3 %
1,897,601GMAC Mortgage Corp., Loan Trust, 5.5%, 11/25/33     $  1,942,965
2,092,065MLMI 2005-A2 A4, 4.48%, 2/25/35                        2,050,415
                                                             $  3,993,380
         Total Materials                                     $  9,988,193
         Commercial Services & Supplies - 0.1 %
         Diversified Support Services - 0.1 %
906,439  CW Capital Cobalt Ltd., 5.174%, 8/15/48             $    922,558
         Total Commercial Services & Supplies                $    922,558
         Banks - 10.3 %
         Thrifts & Mortgage Finance - 10.3 %
2,765,033Banc of America Alternative Loan Trust, 5.5%, 9/25/3$  2,775,834
1,854,056Bayview Commercial Asset, 0.67375%, 4/25/34            1,446,794
2,100,000BCAP LLC 2006-RR1 PB, Floating Rate Note, 11/25/36     2,084,377
922,000  BCAP LLC Trust, 5.0%, 11/25/36                           909,613
4,551,866Bear Stearns Adjustable Rate Master Trust, 4.754%, 1   4,466,766
1,610,000Chase Commercial Mortgage Securities Corp., Floating   1,668,543
1,404,063Chase Mortgage Finance Corp., 5.0%, 10/25/33           1,394,586
3,000,000Chase Mortgage Finance Corp., 5.5%, 5/25/35            2,830,217
2,859,612Chase Mortgage Finance Corp., 5.5%, 5/25/37            2,629,502
2,300,000Citigroup Commercial Mortgage, 4.639%, 5/15/43         2,364,643
1,405,708Citigroup Commercial Mortgage, 5.273%, 10/15/49        1,436,075
1,126,965Countrywide Alternative, 5.0%,7/25/18                  1,120,978
1,072,000Countrywide Alternative, 5.125%, 3/25/34               1,037,000
6,982,260Countrywide Alternative, 5.5%, 4/25/35                 4,211,362
1,836,012Countrywide Alternative, 5.5%, 4/25/34                 1,798,201
2,661,771Countrywide Alternative Loan Trust, 5.0%, 8/25/19      2,647,631
2,086,506Countrywide Home Loan, 4.5%, 9/25/35                   1,703,696
900,000  Countrywide Home Loan Mortgage, 5.5%, 9/25/35            851,462
525,000  CWHL 2005-16 A22, 5.5%, 9/25/35                          495,699
703,390  DLJ Commercial Mortgage Corp., 7.18%, 11/10/33           709,657
675,714  Downey Savings & Loan, 0.83625%, 7/19/44                 408,053
3,375,000GMAC Commercial Mortgage Securities, Inc., 4.864%, 1   3,419,084
2,900,000GS Mortgage Securities Corp II, 7.12%, 11/18/29        3,122,441
1,217,632Impac CMB Trust, Floating Rate Note, 11/25/35            988,086
375,795  Impac Securities Assets Corp., Floating Rate Note, 1     336,324
1,541,019Impac Securities Assets Corp., Floating Rate Note, 5   1,234,252
2,225,715JP Morgan Chase Commercial Mortgage, 4.79%, 10/15/42   2,236,371
2,600,000JP Morgan Mortgage Trust, 4.5%, 8/25/19                2,585,278
3,456,357JP Morgan Mortgage Trust, 6.0%, 8/25/34                3,152,845
1,750,000JPMCC 2002-C3 B, 5.146%, 7/12/35                       1,787,903
2,251,246Mastr Adjustable Rate, 5.194229%, 1/25/35              1,937,927
1,791,617Mastr Alternative Loans Trust, 5.5%, 10/25/19          1,781,819
4,283,854Mastr Alternative Loans Trust, 6.0%, 7/25/34           3,693,485
1,241,833Mastr Asset Securitization Trust, 5.5%, 11/25/33       1,261,225
2,065,664Merrill Lynch Mortgage Trust, 4.556%, 6/12/43          2,069,274
2,800,000Merrill Lynch/Countrywide Community, Floating Rate N   2,866,805
1,758,740Residential Funding Mortgage Security, Inc., 5.5%, 1   1,585,948
8,510,000SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49        1,578,605
2,890,000SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49          195,595
2,010,000SBA CMBS Trust, 6.709%, 11/15/36                       2,105,475
9,054,616Wachovia Bank Commercial Mortgage 4.368%, 8/15/41      8,983,978
1,673,920Wachovia Bank Commercial Mortgage, 4.516%, 5/15/44     1,678,931
3,000,000Wachovia Bank Commercial Mortgage, 4.957%, 8/15/35     3,061,019
3,787,250Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/   3,810,642
972,493,0Wachovia Bank Commercial Mortgage Trust, 0.015222%,    1,607,628
2,050,000WAMU 2003-S1 A5, 5.5%, 4/25/33                         2,037,898
997,378  WaMu Mortgage Pass Trust, 4.82069%, 9/25/35              983,123
2,549,827WaMu Mortgage Pass-Through Certificates, Floating Ra   2,034,118
1,450,000WBCMT 2003-C9 B, 5.109%, 12/15/35                      1,335,226
2,279,177Wells Fargo Mortgage Backed Security, 5.0%, 11/25/20   2,307,920
2,104,141Wells Fargo Mortgage Backed Security, 5.0%, 11/25/36   2,134,145
1,830,915Wells Fargo Mortgage Backed Security, 5.0%, 3/25/21    1,771,753
1,225,745Wells Fargo Mortgage Backed Security, 5.25, 12/25/33   1,242,791
729,431  Wells Fargo Mortgage Backed Security, 5.5%, 11/25/35     698,901
2,737,865Wells Fargo Mortgage Backed Security, 5.5%, 5/25/35    2,755,054
2,571,842Wells Fargo Mortgage Backed Security, Floating Rate    2,514,945
1,618,838WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33         1,624,702
4,200,000WFMBS 2004-L A6, Floating Rate Note, 7/25/34           4,279,615
                                                             $121,791,820
         Total Banks                                         $121,791,820
         Diversified Financials - 2.8 %
         Diversified Financial Services - 2.3 %
3,000,000Bank of America Mortgage Security, Floating Rate Not$  2,724,054
870,851  Bank of America Mortgage Securiry, 5.75%, 1/25/35        864,047
1,533,868Bank of America Mortgage Security, Floating Rate Not   1,464,900
3,300,000Bank of America Mortgage Securities, Inc., 5.0%, 8/2   3,315,686
1,950,000Citicorp Mortgage Security, 5.5%, 4/25/35              1,915,523
1,771,186CMSI 2006-1 3A1, 5.0%, 2/25/36                         1,641,259
2,435,000Crown Castle Towers LLC, 5.362%, 11/15/36              2,575,013
356,632  First Horizon Mortgage Pass- Through Trust, 5.0%, 3/     361,870
2,270,489J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36      1,613,016
288,604  Morgan Stanley Capital, Inc., 7.0%, 7/25/33              292,861
1,688,392RALI 2005-QA10 A41, 5.7412%, 9/25/35                   1,138,651
5,470,914Residential Accredit Loans, Inc., 5.0%, 5/25/19        5,441,850
1,273,324Residential Accredit Loans, Inc., 5.0%, 3/25/19        1,241,093
2,794,164Residential Accredit Loans, Inc., 5.0%, 8/25/18        2,667,554
1,140,324Residential Accredit Loans, Inc., 0.49875%, 5/25/47      592,519
                                                             $ 27,849,896
         Investment Banking & Brokerage - 0.4 %
1,483,785Bank of America Commercial Mortgage, Inc., 4.05%, 11$  1,496,749
1,440,000Bank of America Commercial Mortgage, Inc., 4.877%, 7   1,456,385
1,850,000Bear Stearns Commercial Mortgage, Floating Rate Note   1,884,993
292,665  Morgan Stanley Dean Witter, 7.20%, 10/15/33              295,960
117,428,7MSDWC 2000-1345 X, 0.7259%, 9/3/15                       129,172
                                                             $  5,263,259
         Total Diversified Financials                        $ 33,113,155
         Real Estate - 0.3 %
         Mortgage Real Estate Investment Trust - 0.3 %
3,131,732CS First Boston Mortgage Security, 3.5%, 7/25/18    $  3,017,435
674,488  CS First Boston Mortgage Security, 7.0%, 5/25/32         393,177
                                                             $  3,410,612
         Total Real Estate                                   $  3,410,612
         Government - 2.0 %
1,459,793Fannie Mae, 0.58125%, 9/25/20                       $  1,458,074
2,700,000Fannie Mae, 5.0%, 3/25/24                              2,857,776
5,000,000Fannie Mae, 5.0%, 7/25/33                              5,263,527
549,865  Fannie MaE, 5.69%, 1/25/32                               582,444
301,206  Federal Home Loan Bank, 6.0%, 4/15/32                    313,459
 2,390   Federal National Mortgage Association, 10.3%, 4/25/1       2,487
 7,751   Federal National Mortgage Association, 10.3%, 4/25/1       9,057
3,400,000FHR 3211 PB, 5.5%, 2/15/33                             3,618,829
1,454,914Freddie Mac, 5.0%, 8/15/35                             1,528,669
5,000,000Freddie Mac, 5.0%, 6/15/33                             5,267,452
1,185,242Freddie Mac, 6.1%, 9/15/18                             1,193,564
1,446,935GSR Mortgage Loan Trrust, 4.1408%, 6/25/34             1,395,627
                                                             $ 23,490,965
         Total Government                                    $ 23,490,965
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost  $206,473,820)                                $192,717,303

         CORPORATE BONDS - 41.1 %
         Energy - 4.8 %
         Integrated Oil & Gas - 0.2 %
1,200,000BP Capital Markets Plc, 5.25%, 11/7/13              $  1,320,510
990,000  Marathon Oil Corp., 5.9%, 3/15/18                      1,056,154
 45,000  Petro-Canada, 4.0%, 7/15/13                               46,422
                                                             $  2,423,086
         Oil & Gas Drilling - 0.4 %
5,150,000Transocean Sedco, 1.5%, 12/15/37                    $  5,027,688
         Oil & Gas Equipment & Services - 0.4 %
1,000,000Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)$    840,000
2,815,000Weatherford International, Ltd., 9.625%, 3/1/19 (b)    3,562,008
                                                             $  4,402,008
         Oil & Gas Explration & Production - 1.2 %
2,180,000Canadian Natural Resource, 5.9%, 2/1/18             $  2,359,294
1,020,000Chesapeake Energy Corp. 9.5%, 2/15/15                  1,109,250
2,300,000Denbury Resources, Inc., 8.25%, 2/15/20                2,438,000
160,000  Denbury Resources, Inc., 9.75%, 3/1/16                   176,000
1,730,115Gazprom International SA, 7.201%, 2/1/20               1,838,248
1,605,000Ras Laffan Liquefied Natural Gas Co., Ltd., III, 5.8   1,712,342
200,000  TNK-BP Finance SA, 6.625%, 3/20/17                       205,500
1,000,000TNK-BP Finance SA, 6.625%, 3/20/17 (144A)              1,027,500
2,080,000TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                2,262,000
1,000,000TNK-BP Finance SA, 7.875%, 3/13/18 (144A)              1,096,250
                                                             $ 14,224,384
         Oil & Gas Refining & Marketing - 0.6 %
1,150,000Holly Energy Partners LP, 6.25%, 3/1/15             $  1,098,250
100,000  Petroplus Finance, Ltd., 7.0%, 5/1/17 (144A)              86,000
2,475,000Spectra Energy Capital, 6.2%, 4/15/18                  2,668,968
2,890,000Valero Energy Corp., 9.375%, 3/15/19                   3,440,649
                                                             $  7,293,867
         Oil & Gas Storage & Transporation - 2.0 %
435,000  Boardwalk Pipelines LLC, 5.5%, 2/1/17               $    448,219
1,535,000Buckeye Partners LP, 6.05%, 1/15/18                    1,629,997
2,900,000DCP Midstream, 9.75%, 3/15/19                          3,717,733
3,250,000Kinder Morgan Energy, 5.95%, 2/15/18                   3,485,771
1,450,000NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)               1,590,833
3,500,000Plains All America Pipeline, 6.125%, 1/15/17           3,758,426
3,885,000Questar Pipeline Co., 5.83%, 2/1/18                    4,037,444
3,345,000Southern Union Co., 7.2%, 11/1/66                      3,102,488
1,500,000Spectra Energy Capital LLC, 6.75%, 7/15/18             1,623,713
                                                             $ 23,394,624
         Total Energy                                        $ 56,765,657
         Materials - 2.5 %
         Aluminum - 0.1 %
2,290,000Novelis Inc., 7.25%, 2/15/15                        $  2,209,850
         Commodity Chemicals - 0.1 %
1,700,000Nova Chemicals Corp., 8.375%, 11/1/16 (144A) (b)    $  1,746,750
         Construction Materials - 0.2 %
2,260,000C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49  $  1,571,468
475,000  Holcim, Ltd., 6.0%, 12/30/19 (144A)                      493,285
                                                             $  2,064,753
         Diversified Metals & Mining - 0.9 %
1,865,000Anglo American Capital Plc, 9.375%, 4/8/14          $  2,240,277
2,965,000Freeport-McMoran Copper & Gold, Floating Rate Note,    2,994,650
2,725,000Rio Tinto Finance Plc, 8.95%, 5/1/14                   3,283,633
1,655,000Teck Resources, Ltd., 10.25%, 5/15/16                  1,969,450
                                                             $ 10,488,010
         Fertilizers & Agricultural Chemicals - 0.4 %
4,510,000Agrium, Inc., 6.75%, 1/15/19                        $  4,996,061
 45,000  Potash Corp. Saskatchewan, 4.875%, 3/1/13                 47,936
                                                             $  5,043,997
         Specialty Chemicals - 0.2 %
2,400,000Cytec Industries, Inc., 8.95%, 7/1/17               $  2,896,627
         Steel - 0.5 %
3,900,000ArcelorMittal, 6.125%, 6/1/18                       $  4,093,857
1,230,000Commercial Metals Co., 7.35%, 8/15/18                  1,294,036
                                                             $  5,387,893
         Total Materials                                     $ 29,837,880
         Capital Goods - 2.7 %
         Aerospace & Defense - 0.2 %
 40,000  Boeing Co., 5.125%, 2/15/13                         $     43,329
3,020,000Esterline Technologies, 6.625%, 3/1/17                 2,982,250
                                                             $  3,025,579
         Building Products - 0.3 %
2,225,000C10 Capital SPV Ltd, Floating Rate Note, 12/31/49 (b$  1,579,950
2,310,000Masco Corp., 7.125%, 3/15/20                           2,333,513
                                                             $  3,913,463
         Construction & Farm Machinery & Heavy Trucks - 0.3 %
1,200,000Caterpillar, Inc., 7.9%, 12/15/18 (b)               $  1,473,220
910,000  Cummins, Inc., 6.75%, 2/15/27                            868,570
600,000  Oshkosh Corp., 8.5%, 3/1/20 (b)                          621,000
                                                             $  2,962,790
         Electrical Component & Equipment - 0.4 %
2,665,000Anixter International Corp., 5.95%, 3/1/15          $  2,558,400
2,670,000Belden CDT, Inc., 7.0%, 3/15/17                        2,629,950
                                                             $  5,188,350
         Industrial Conglomerates - 0.3 %
2,950,000Tyco Electronics Group SA, 6.55%, 10/1/17           $  3,245,549
525,000  Tyco International Finance SA, 8.5%, 1/15/19             651,086
                                                             $  3,896,635
         Industrial Machinery - 0.2 %
2,150,000Ingersoll-Rand Global Holding, 9.5%, 4/15/14        $  2,606,952
         Trading Companies & Distributors - 0.9 %
495,000  Ace Hardware Corp., 9.125%, 6/1/16 (144A)           $    530,888
5,660,000GATX Financial Corp., 6.0%, 2/15/18 (b)                5,641,656
4,160,000Glencore Funding LLC, 6.0%, 4/15/14 (144A)             4,266,704
                                                             $ 10,439,248
         Total Capital Goods                                 $ 32,033,017
         Commercial Services & Supplies - 0.3 %
         Office Services & Supplies - 0.3 %
3,110,000Pitney Bowes, Inc., 5.6%, 3/15/18                   $  3,283,585
         Total Commercial Services & Supplies                $  3,283,585
         Transportation - 1.0 %
         Airlines - 0.1 %
799,825  Southwest Airlines Co., 7.67%, 1/2/14               $    829,818
         Railroads - 0.9 %
2,140,000Burlington Sante Fe Corp., 5.75%, 3/15/18           $  2,290,701
3,400,000Kansas City Southern Mexico, 7.625%, 12/1/13           3,476,500
5,125,000Union Pacific Corp., 5.7%, 8/15/18                     5,393,212
                                                             $ 11,160,413
         Total Transportation                                $ 11,990,231
         Consumer Durables & Apparel - 0.4 %
         Household Appliances - 0.4 %
4,235,000Whirlpool Corp., 5.5%, 3/1/13                       $  4,432,961
         Total Consumer Durables & Apparel                   $  4,432,961
         Consumer Services - 0.8 %
         Casinos & Gaming - 0.0 %
1,160,000Station Casinos, Inc., 6.625%, 3/15/18              $      1,450
         Education Services - 0.6 %
2,160,000Leland Stanford Junior University, 4.75%, 5/1/19    $  2,243,830
2,470,000President & Fellows of Harvard, 3.7%, 4/1/13           2,581,718
3,095,000President & Fellows of Harvard, 6.3%, 10/1/37          3,227,806
                                                             $  8,053,354
         Restaurants - 0.1 %
1,200,000McDonald's Corp., 5.35%, 3/1/18                     $  1,301,336
         Total Consumer Services                             $  9,356,140
         Media - 0.8 %
         Broadcasting - 0.6 %
2,620,000Grupo Telivisa SA, 6.0%, 5/15/18 (144A) (b)         $  2,707,534
500,000  News America, Inc., 5.65%, 8/15/20 (b)                   526,820
4,250,000Intelsat Subsidiary Holding Co., 8.5%, 1/15/13 (b)     4,313,750
                                                             $  7,548,104
         Cable & Satellite - 0.1 %
135,000  Comcast Corp., 5.3%, 1/15/14                        $    145,148
800,000  Time Warner Cable, Inc., 8.25%, 4/1/19                   968,070
425,000  Time Warner Cable, Inc., 8.75, 2/14/19                   527,077
                                                             $  1,640,295
         Total Media                                         $  9,188,399
         Retailing - 0.6 %
         General Merchandise Stores - 0.2 %
2,000,000Target Corp., 5.375%, 5/1/17                        $  2,166,412
         Internet Retail - 0.3 %
3,000,000Expedia, Inc., 8.5%, 7/1/16 (144A)                  $  3,330,000
         Specialty Stores - 0.1 %
1,795,000Sally Holdings, 9.25%, 11/15/14 (144A) (b)          $  1,902,700
         Total Retailing                                     $  7,399,112
         Food & Drug Retailing - 0.2 %
         Hypermarkets & Supercenters - 0.2 %
2,000,000Wal-Mart Stores, Inc., 5.875%, 4/5/27               $  2,118,556
         Total Food & Drug Retailing                         $  2,118,556
         Food, Beverage & Tobacco - 1.3 %
         Agricultural Products - 0.3 %
3,500,000Cargill, Inc., 5.2%, 1/22/13 (144A)                 $  3,723,279
         Brewers - 0.3 %
2,930,000Anheuser-Busch InBev Worldwide, Inc, 7.75%, 1/15/19 $  3,484,889
 55,000  Miller Brewing Co., 5.5%, 8/15/13 (144A)                  58,886
                                                             $  3,543,775
         Distillers & Vintners - 0.3 %
2,765,000Constellation Brands, Inc., 8.375%, 12/15/14        $  2,989,656
         Packaged Foods & Meats - 0.3 %
3,725,000Kraft Foods, Inc., 6.5%, 2/9/40                     $  3,860,147
         Soft Drinks - 0.0 %
 55,000  Bottling Group LLC, 5.0%, 11/15/13                  $     59,219
         Tobacco - 0.1 %
1,535,000UST, Inc., 5.75%, 3/1/18                            $  1,517,846
         Total Food, Beverage & Tobacco                      $ 15,693,922
         Health Care Equipment & Services - 0.5 %
         Health Care Facilities - 0.2 %
155,885  HCA Inc., 9.625%, 11/15/16                          $    166,992
1,050,000HCA, Inc., 7.875%, 2/15/20                             1,099,219
385,000  HCA, Inc., 8.5%, 4/15/19                                 414,116
310,000  HCA, Inc., 9.875%, 2/15/17                               337,900
                                                             $  2,018,227
         Managed Health Care - 0.2 %
3,275,000United Health Care Group, 4.875%, 2/15/13           $  3,502,396
         Total Health Care Equipment & Services              $  5,520,623
         Pharmaceuticals & Biotechnology - 0.6 %
         Biotechnology - 0.4 %
5,055,000Biogen Idec, Inc., 6.0%, 3/1/13                     $  5,467,114
         Pharmaceuticals - 0.1 %
1,000,000Abbott Laboratories, 5.125%, 4/1/19                 $  1,053,328
         Total Pharmaceuticals & Biotechnology               $  6,520,442
         Banks - 4.9 %
         Diversified Banks - 1.2 %
3,515,000Barclays Plc, 6.05%, 12/4/17                        $  3,624,907
3,400,000BNP Paribas, 1.34438%, 4/27/17                         3,246,045
3,230,000Credit Agricole SA, 8.375%, 12/13/49                   3,496,475
1,855,000Industrial Bank of Korea, 7.125%, 4/23/14              2,079,882
2,000,000Scotiabank Peru SA, Floating Rate Note, 3/15/17 (144   2,000,000
                                                             $ 14,447,309
         Regional Banks - 3.6 %
1,870,000American Express Bank FSB, 5.5%, 4/16/13            $  2,002,723
2,000,000Branch Banking & Trust Co., 4.875%, 1/15/13 (b)        2,117,928
1,190,000Cobank, ACB, 7.875%, 4/16/18 (144A)                    1,285,088
2,425,000KeyBank NA, 5.8%, 7/1/14                               2,480,147
2,030,000Keycorp, 6.5%, 5/14/13                                 2,167,855
2,505,000Mellon Funding Corp., 5.5%, 11/15/18                   2,590,706
1,435,000PNC Bank NA, 6.0%, 12/7/17                             1,522,066
6,273,000PNC Funding Corp., Floating Rate Note, 5/29/49         6,494,537
2,755,000Sovereign Bancorp 8.75%, 5/30/18                       3,089,622
6,670,000State Street Capital 8.25%, 3/15/42                    6,903,517
4,000,000US Bancorp, 6.189%, 4/15/2049                          3,420,000
3,520,000Wachovia Bank NA 6.0%, 11/15/17                        3,815,307
5,470,000Wells Fargo & Co., Floating Rate Note, 12/29/49        5,647,775
                                                             $ 43,537,271
         Total Banks                                         $ 57,984,580
         Diversified Financials - 7.3 %
         Asset Management & Custody Banks - 1.2 %
2,000,000Bank of New York, 4.95%, 3/15/15                    $  2,128,002
3,945,000Eaton Vance Corp., 6.5%, 10/2/17                       4,248,453
5,400,000Janus Capital Group, Inc., 6.95%, 6/15/17              5,368,847
2,800,000State Street Corp., 7.65%, 6/15/10                     2,835,938
                                                             $ 14,581,240
         Consumer Finance - 2.1 %
4,435,000American General Finance, 6.9%, 12/15/17            $  3,884,656
3,875,000American Honda Finance, 6.7%, 10/1/13 (144A)           4,318,068
1,765,000Capital One Bank USA NA, 8.8%, 7/15/19                 2,132,575
3,335,000Capitial One Capital VI, 8.875%, 5/15/40               3,634,430
2,575,000Caterpillar Financial, 7.05%, 10/1/18                  2,976,723
3,750,000John Deere Capital Corp., 2.875%, 6/19/12              3,880,080
790,000  Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)      791,990
3,155,000SLM Corp., Floating Rate Note, 7/25/14                 2,747,690
                                                             $ 24,366,212
         Diversified Financial Services - 1.2 %
1,625,000Crown Castle Towers LLC, 6.113%, 1/15/20            $  1,699,815
1,840,000Hyundai Capital Services, Inc., 6.0%, 5/5/15           1,930,815
2,575,000JP Morgan Chase & Co., 6.0%, 1/15/18                   2,795,683
4,900,000JPMorgan Chase & Co., 7.9%, 4/29/49                    5,223,890
1,100,000Nationsbank Corp., 7.75%, 8/15/15                      1,229,967
932,020  PF Export Receivable Master Trust, 6.436%, 6/1/15 (1     987,941
1,189,752Power Receivables Finance, LLC 6.29%, 1/1/12 (144A)    1,220,911
                                                             $ 15,089,022
         Investment Banking & Brokerage - 1.7 %
2,000,000Goldman Sachs, 5.5%, 11/15/14                       $  2,145,564
11,040,00Goldman Sachs Capital, Floating Rate Note, 12/29/49    9,356,400
2,730,000Macquarie Group, Ltd., 6.0%, 1/14/20                   2,723,120
3,325,000Merrill Lynch & Co., 5.45%, 2/5/13                     3,517,880
2,765,000Morgan Stanley Dean Witter, 6.625%, 4/1/18             2,949,091
                                                             $ 20,692,055
         Specialized Finance - 1.0 %
4,680,000Cantor Fitzgerald LP, 7.875%, 10/15/19              $  4,690,053
5,553,290Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)   5,246,915
2,000,000National Rural Utilities Corp., 5.45%, 2/1/18          2,112,740
                                                             $ 12,049,708
         Total Diversified Financials                        $ 86,778,237
         Insurance - 3.9 %
         Insurance Brokers - 0.1 %
1,560,000Leucadia National, 7.125%, 3/15/17 (144A)           $  1,544,400
         Life & Health Insurance - 1.5 %
1,690,000Lincoln National Corp., 8.75%, 7/1/19               $  2,066,485
4,200,000MetLife, Inc., 10.75%, 8/1/39                          5,413,598
4,250,000Protective Life Corp., 7.375%, 10/15/19                4,514,397
2,800,000Prudential Financial, Inc., 5.15%, 1/15/13             2,970,912
2,140,000Prudential Financial, Inc., 8.875%, 6/15/38            2,402,150
                                                             $ 17,367,542
         Multi-Line Insurance - 0.9 %
4,620,000Liberty Mutual Group, 7.0%, 3/15/37 (144A)          $  3,938,615
3,035,000Liberty Mutual Group, 7.3%, 6/15/14 (144A)             3,306,490
650,000  Liberty Mutual Group, Floating Rate Note, 6/15/58 (1     728,000
2,650,000Loew Corp., 5.25%, 3/15/16                             2,763,216
                                                             $ 10,736,321
         Property & Casualty Insurance - 0.6 %
5,000,000Hanover Insurance Group, 7.625%, 10/15/25           $  4,799,305
700,000  The Hanover Insurance Group, Inc., 7.5%, 3/1/20          717,955
2,000,000Travelers Co., Inc., 6.25%, 6/15/37                    2,115,662
                                                             $  7,632,922
         Reinsurance - 0.7 %
2,150,000Berkshire Hathway, Inc., 5.0%, 8/15/13              $  2,347,970
600,000  Foundation Re III, Ltd., Floating Rate Note, 2/3/14      606,420
5,048,000Platinum Underwriters HD, 7.5%, 6/1/17                 5,425,288
                                                             $  8,379,678
         Total Insurance                                     $ 45,660,863
         Real Estate - 3.1 %
         Diversified Real Estate Activities - 0.4 %
4,125,000WEA Finance LLC, 7.125%, 4/15/18                    $  4,462,598
640,000  WEA Finance LLC, 7.5%, 6/2/14 (144A)                     716,351
                                                             $  5,178,949
         Diversified Real Estate Investment Trust - 0.5 %
5,125,000Dexus Finance Pty, Ltd., 7.125%, 10/15/14           $  5,526,713
725,000  Digital Realty Trust LP, 5.875%, 2/1/20 (144A)           708,927
                                                             $  6,235,640
         Office Real Estate Investment Trust - 0.2 %
692,000  Mack-Cali Realty LP, 5.125%, 1/15/15                $    680,494
1,607,000Mack-Cali Realty LP, 5.125%, 2/15/14                   1,596,127
                                                             $  2,276,621
         Real Estate Operating Companies - 0.0 %
180,000  Forest City Enterprises, 7.625%, 6/1/15             $    167,400
         Retail Real Estate Investment Trust - 0.5 %
2,905,000Developers Diversified Realty, 7.5%, 4/1/17         $  2,938,910
3,470,000Trustreet Properties, Inc., 7.5%, 4/1/15               3,575,641
                                                             $  6,514,551
         Specialized Real Estate Investment Trust - 1.4 %
4,125,000Health Care REIT, Inc., 6.2%, 6/1/16                $  4,393,674
860,000  Health Care, Inc., 6.0%, 11/15/13                        916,529
2,425,000Healthcare Realty Trust, Inc., 6.5%, 1/17/17           2,487,844
5,325,000Hospitality Properties Trust, 7.875%, 8/15/14          5,718,667
540,000  Ventas Realty  LP/CAP Corp., 6.75%, 4/1/17               554,416
565,000  Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)       586,324
1,910,000Ventas Realty LP / V, 6.5%, 6/1/16                     1,951,800
                                                             $ 16,609,254
         Total Real Estate                                   $ 36,982,415
         Software & Services - 0.7 %
         Data Processing & Outsourced Services - 0.2 %
3,095,000First Data Corp., 9.875%, 9/24/15 (b)               $  2,669,438
         Internet Software & Services - 0.3 %
3,950,000GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)       $  3,935,306
         Systems Software - 0.2 %
1,800,000Oracle Corp., 5.75%, 4/15/18                        $  1,974,254
         Total Software & Services                           $  8,578,998
         Technology Hardware & Equipment - 0.7 %
         Communications Equipment - 0.1 %
497,000  Brocade Communications, 6.625%, 1/15/18             $    505,698
497,000  Brocade Communications, 6.875%, 1/15/20 (144A)           506,940
                                                             $  1,012,638
         Computer Hardware - 0.1 %
1,700,000Hewlett-Packard Co., 4.5%, 3/1/13                   $  1,820,185
         Electronic Equipment & Instruments - 0.5 %
5,070,000Agilent Technologies, Inc, 6.5%, 11/1/17            $  5,477,674
         Total Technology Hardware & Equipment               $  8,310,497
         Semiconductors - 0.3%
         Semiconductor Equipment - 0.3 %
3,140,000Klac Instruments Corp., 6.9%, 5/1/18                $  3,406,190
         Total Semiconductors                                $  3,406,190
         Telecommunication Services - 0.5 %
         Integrated Telecommunication Services - 0.5 %
1,200,000AT&T, Inc., 5.6%, 5/15/18                           $  1,281,812
2,530,000Cincinnati Bell, Inc., 8.25%, 10/15/17                 2,561,625
1,990,000Embarq Corp., 7.082%, 6/1/16                           2,167,403
                                                             $  6,010,840
         Total Telecommunication Services                    $  6,010,840
         Utilities - 3.3 %
         Electric Utilities - 2.3 %
1,275,000CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/1$  1,449,627
980,000  Commonwealth Edison, 6.15%, 9/15/17                    1,083,026
785,773  Crocket Cogeneration, 5.869%, 3/30/25 (144A)             746,296
3,365,000Enel Finance International SA, 5.125%, 10/7/19 (144A   3,325,670
2,270,000Entergy Gulf States, 5.7%, 6/1/15                      2,276,183
1,511,748FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)    1,550,025
555,450  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)          540,175
1,925,000Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)     2,090,754
610,000  Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)      759,211
910,000  Neveda Power Co., 6.5%, 8/1/18                           993,290
5,055,000NY State Gas and Electric, 6.15%, 12/15/17 (144A)      5,137,012
1,109,044Orcal Geothermal, 6.21%, 12/30/20 (144A)               1,027,074
2,690,000Public Service of New Mexico, 7.95%, 5/15/18           2,806,453
3,550,000West Penn Power Co., 5.95%, 12/15/17                   3,630,230
                                                             $ 27,415,026
         Gas Utilities - 0.1 %
2,450,000Nakilat, Inc., 6.267%, 12/31/33 (144A)              $  2,211,199
         Independent Power Producer & Energy Traders - 0.6 %
2,675,000Intergen NV, 9.0%, 6/30/17                          $  2,755,250
2,105,000Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)       1,956,745
2,597,126Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)       2,558,896
                                                             $  7,270,891
         Multi-Utilities - 0.1 %
1,365,000NSG Holdings Inc., 7.75%, 12/15/25                  $  1,228,500
431,965  Ormat Funding Corp., 8.25%, 12/30/20                     414,684
                                                             $  1,643,184
         Total Utilities                                     $ 38,540,300
         TOTAL CORPORATE BONDS
         (Cost  $447,394,178)                                $486,393,445

         U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.6 %
2,971,815Federal Home Loan Mortgage Corp., 4.5%, 10/1/20     $  3,115,325
1,685,327Federal Home Loan Mortgage Corp., 4.5%, 3/1/20         1,766,712
4,408,085Federal Home Loan Mortgage Corp., 5.0%, 10/1/20        4,694,489
129,499  Federal Home Loan Mortgage Corp., 5.0%, 11/1/34          134,487
2,215,930Federal Home Loan Mortgage Corp., 5.0%, 6/1/35         2,294,359
841,704  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34          892,088
265,390  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34          281,276
524,637  Federal Home Loan Mortgage Corp., 5.5%, 11/1/35          555,385
893,407  Federal Home Loan Mortgage Corp., 5.5%, 12/1/18          965,198
2,654,874Federal Home Loan Mortgage Corp., 5.5%, 8/1/35         2,810,473
1,600,371Federal Home Loan Mortgage Corp., 5.5%, 9/1/33         1,698,668
 20,732  Federal Home Loan Mortgage Corp., 6.0% 3/1/33             22,514
100,094  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33           108,697
147,413  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34           160,083
415,110  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34           449,752
180,963  Federal Home Loan Mortgage Corp., 6.0%, 11/1/33          196,517
808,947  Federal Home Loan Mortgage Corp., 6.0%, 12/1/33          878,478
146,545  Federal Home Loan Mortgage Corp., 6.0%, 12/1/33          159,329
184,557  Federal Home Loan Mortgage Corp., 6.0%, 12/1/33          200,420
 60,552  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33            65,832
393,302  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33           428,091
319,810  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33           347,698
911,000  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33           990,442
 88,921  Federal Home Loan Mortgage Corp., 6.0%, 4/1/33            96,564
696,177  Federal Home Loan Mortgage Corp., 6.0%, 4/1/35           751,664
182,428  Federal Home Loan Mortgage Corp., 6.0%, 5/1/17           197,873
2,186,795Federal Home Loan Mortgage Corp., 6.0%, 5/1/34         2,369,289
341,393  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34           369,883
186,554  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34           202,122
1,787,531Federal Home Loan Mortgage Corp., 6.0%, 6/1/35         1,930,002
1,219,141Federal Home Loan Mortgage Corp., 6.0%, 6/1/35         1,316,310
715,285  Federal Home Loan Mortgage Corp., 6.0%, 7/1/34           774,978
724,542  Federal Home Loan Mortgage Corp., 6.0%, 8/1/34           785,007
710,444  Federal Home Loan Mortgage Corp., 6.0%, 9/1/33           771,509
 27,651  Federal Home Loan Mortgage Corp., 6.5%,  1/1/29           30,520
303,944  Federal Home Loan Mortgage Corp., 6.5%, 10/1/33          334,739
135,838  Federal Home Loan Mortgage Corp., 6.5%, 10/1/33          149,774
376,775  Federal Home Loan Mortgage Corp., 6.5%, 11/1/33          415,444
 76,139  Federal Home Loan Mortgage Corp., 6.5%, 3/1/13            78,317
 1,826   Federal Home Loan Mortgage Corp., 6.5%, 3/1/31             2,014
 58,207  Federal Home Loan Mortgage Corp., 6.5%, 7/1/32            64,174
 11,122  Federal Home Loan Mortgage Corp., 7.0%, 11/1/30           12,505
 4,477   Federal Home Loan Mortgage Corp., 8.0%, 8/1/31             4,939
228,767  Federal National Mortgage Association, 4.0%, 7/1/18      237,317
2,715,314Federal National Mortgage Association, 4.5%, 10/1/35   2,741,536
2,273,092Federal National Mortgage Association, 4.5%, 10/1/35   2,295,044
3,148,208Federal National Mortgage Association, 4.5%, 11/1/20   3,300,728
1,839,936Federal National Mortgage Association, 5.0%, 1/1/20    1,960,056
1,836,706Federal National Mortgage Association, 5.0%, 10/1/20   1,954,319
117,269  Federal National Mortgage Association, 5.0%, 12/1/17     125,218
211,490  Federal National Mortgage Association, 5.0%, 12/1/21     224,239
307,589  Federal National Mortgage Association, 5.0%, 2/1/20      327,286
207,773  Federal National Mortgage Association, 5.0%, 2/1/22      219,455
4,815,408Federal National Mortgage Association, 5.0%, 2/1/22    5,086,142
3,563,847Federal National Mortgage Association, 5.0%, 5/1/23    3,763,458
1,482,089Federal National Mortgage Association, 5.5%, 12/1/17   1,598,068
 97,973  Federal National Mortgage Association, 5.5%, 2/1/18      106,009
1,102,082Federal National Mortgage Association, 5.5%, 3/1/25    1,169,476
3,186,210Federal National Mortgage Association, 5.5%, 3/1/36    3,363,491
2,351,256Federal National Mortgage Association, 5.5%, 5/1/36    2,482,080
230,568  Federal National Mortgage Association, 5.5%, 6/1/33      244,694
3,143,430Federal National Mortgage Association, 5.5%, 6/1/36    3,318,331
 43,104  Federal National Mortgage Association, 5.5%, 7/1/23       45,818
1,195,710Federal National Mortgage Association, 5.5%, 7/1/33    1,268,965
5,132,888Federal National Mortgage Association, 5.5%, 7/1/34    5,436,127
 87,622  Federal National Mortgage Association, 5.5%, 9/1/17       94,479
1,607,473Federal National Mortgage Association, 5.5%, 9/1/19    1,735,273
 3,712   Federal National Mortgage Association, 6.0%, 1/1/29        4,040
 3,083   Federal National Mortgage Association, 6.0%, 1/1/29        3,339
 15,772  Federal National Mortgage Association, 6.0%, 1/1/32       17,165
380,204  Federal National Mortgage Association, 6.0%, 10/1/32     413,062
123,110  Federal National Mortgage Association, 6.0%, 10/1/34     132,826
2,099,239Federal National Mortgage Association, 6.0%, 10/1/35   2,246,545
 74,295  Federal National Mortgage Association, 6.0%, 11/1/32      80,715
 76,258  Federal National Mortgage Association, 6.0%, 11/1/32      82,848
136,076  Federal National Mortgage Association, 6.0%, 11/1/33     147,666
 76,426  Federal National Mortgage Association, 6.0%, 11/1/34      82,458
3,866,890Federal National Mortgage Association, 6.0%, 12/1/35   4,138,235
 40,332  Federal National Mortgage Association, 6.0%, 2/1/32       43,884
150,855  Federal National Mortgage Association, 6.0%, 2/1/32      164,175
264,234  Federal National Mortgage Association, 6.0%, 2/1/33      287,069
 24,266  Federal National Mortgage Association, 6.0%, 2/1/35       26,182
 66,550  Federal National Mortgage Association, 6.0%, 2/1/35       71,802
528,428  Federal National Mortgage Association, 6.0%, 3/1/33      574,095
 36,379  Federal National Mortgage Association, 6.0%, 3/1/33       39,478
1,377,315Federal National Mortgage Association, 6.0%, 4/1/33    1,494,623
1,383,180Federal National Mortgage Association, 6.0%, 4/1/35    1,500,987
3,218,460Federal National Mortgage Association, 6.0%, 4/1/36    3,461,905
 88,777  Federal National Mortgage Association, 6.0%, 5/1/33       96,339
636,343  Federal National Mortgage Association, 6.0%, 5/1/35      680,996
148,377  Federal National Mortgage Association, 6.0%, 6/1/16      160,660
709,345  Federal National Mortgage Association, 6.0%, 7/1/33      769,761
 27,102  Federal National Mortgage Association, 6.0%, 8/1/32       29,444
981,298  Federal National Mortgage Association, 6.0%, 8/1/34    1,064,877
 6,734   Federal National Mortgage Association, 6.0%, 9/1/29        7,328
 3,770   Federal National Mortgage Association, 6.0%, 9/1/32        4,096
100,491  Federal National Mortgage Association, 6.0%, 9/1/34      108,422
447,024  Federal National Mortgage Association, 6.0%, 9/1/34      482,303
1,595,363Federal National Mortgage Association, 6.0%, 9/1/34    1,721,271
 80,791  Federal National Mortgage Association, 6.0%, 9/1/34       87,167
 41,016  Federal National Mortgage Association, 6.0%, 9/15/33      44,509
 14,703  Federal National Mortgage Association, 6.5%, 1/1/31       16,245
  483    Federal National Mortgage Association, 6.5%, 1/1/31          533
  395    Federal National Mortgage Association, 6.5%, 1/1/31          436
 2,068   Federal National Mortgage Association, 6.5%, 1/1/33        2,281
 50,475  Federal National Mortgage Association, 6.5%, 10/1/31      55,768
 6,598   Federal National Mortgage Association, 6.5%, 10/1/31       7,290
 12,804  Federal National Mortgage Association, 6.5%, 10/1/31      14,146
136,942  Federal National Mortgage Association, 6.5%, 10/1/32     151,301
  934    Federal National Mortgage Association, 6.5%, 11/1/30       1,031
261,687  Federal National Mortgage Association, 6.5%, 12/1/31     289,127
 41,735  Federal National Mortgage Association, 6.5%, 2/1/32       46,112
157,133  Federal National Mortgage Association, 6.5%, 2/1/32      173,610
112,388  Federal National Mortgage Association, 6.5%, 2/1/33      124,173
 4,148   Federal National Mortgage Association, 6.5%, 2/1/33        4,566
 30,117  Federal National Mortgage Association, 6.5%, 3/1/31       33,223
232,857  Federal National Mortgage Association, 6.5%, 3/1/32      257,275
 7,836   Federal National Mortgage Association, 6.5%, 4/1/31        8,658
 23,399  Federal National Mortgage Association, 6.5%, 4/1/34       25,696
 58,742  Federal National Mortgage Association, 6.5%, 5/1/31       64,901
 1,185   Federal National Mortgage Association, 6.5%, 5/1/31        1,307
 23,086  Federal National Mortgage Association, 6.5%, 5/1/31       25,467
282,725  Federal National Mortgage Association, 6.5%, 6/1/31      312,371
 16,623  Federal National Mortgage Association, 6.5%, 6/1/31       18,338
  625    Federal National Mortgage Association, 6.5%, 6/1/32          689
 47,097  Federal National Mortgage Association, 6.5%, 7/1/29       52,035
 5,141   Federal National Mortgage Association, 6.5%, 7/1/31        5,671
 55,761  Federal National Mortgage Association, 6.5%, 7/1/31       61,512
162,861  Federal National Mortgage Association, 6.5%, 7/1/34      178,921
 17,240  Federal National Mortgage Association, 6.5%, 8/1/31       19,047
 11,455  Federal National Mortgage Association, 6.5%, 8/1/31       12,636
 60,931  Federal National Mortgage Association, 6.5%, 9/1/31       67,320
 36,267  Federal National Mortgage Association, 6.5%, 9/1/31       40,070
 3,663   Federal National Mortgage Association, 6.5%, 9/1/31        4,040
 78,455  Federal National Mortgage Association, 7.0%, 1/1/32       88,139
 5,369   Federal National Mortgage Association, 7.0%, 12/1/30       6,029
 14,049  Federal National Mortgage Association, 7.0%, 12/1/30      15,776
 60,698  Federal National Mortgage Association, 7.0%, 12/1/31      68,190
 94,146  Federal National Mortgage Association, 7.0%, 12/1/31     105,767
 2,075   Federal National Mortgage Association, 7.0%, 3/1/12        2,154
 33,038  Federal National Mortgage Association, 7.0%, 4/1/31       37,099
387,181  Federal National Mortgage Association, 7.0%, 5/1/22      418,138
 20,327  Federal National Mortgage Association, 7.0%, 7/1/21       22,831
292,536  Federal National Mortgage Association, 7.0%, 8/1/22      315,452
647,907  Federal National Mortgage Association, 7.0%, 9/1/22      698,661
 11,589  Federal National Mortgage Association, 7.0%, 9/1/31       13,020
 56,215  Federal National Mortgage Association, 7.0%, 9/1/31       63,154
 2,129   Federal National Mortgage Association, 7.5%, 4/1/30        2,411
 2,376   Federal National Mortgage Association, 7.5%, 8/1/20        2,687
  687    Federal National Mortgage Association, 8.0%, 1/1/31          797
 1,465   Federal National Mortgage Association, 8.0%, 10/1/30       1,698
 6,450   Federal National Mortgage Association, 8.0%, 2/1/29        7,475
 1,380   Federal National Mortgage Association, 8.0%, 2/1/30        1,602
  953    Federal National Mortgage Association, 8.0%, 2/1/30        1,106
 20,465  Federal National Mortgage Association, 8.0%, 3/1/31       23,756
 4,340   Federal National Mortgage Association, 8.0%, 4/1/20        5,030
 1,670   Federal National Mortgage Association, 8.0%, 4/1/30        1,935
 1,306   Federal National Mortgage Association, 8.0%, 5/1/31        1,514
 1,276   Federal National Mortgage Association, 8.0%, 7/1/30        1,479
2,223,486Federal National Mortgage Associatoin, 6.0%, 7/1/33    2,412,864
1,139,290Government National Mortgage Association, 4.5%, 10/1   1,164,379
1,017,606Government National Mortgage Association, 4.5%, 10/1   1,040,015
1,267,872Government National Mortgage Association, 4.5%, 10/1   1,291,434
111,171  Government National Mortgage Association, 4.5%, 2/15     113,411
920,075  Government National Mortgage Association, 4.5%, 3/15     937,173
353,310  Government National Mortgage Association, 4.5%, 3/15     359,876
265,199  Government National Mortgage Association, 4.5%, 3/20     269,366
1,264,944Government National Mortgage Association, 4.5%, 4/15   1,288,452
134,743  Government National Mortgage Association, 4.5%, 4/15     137,247
883,506  Government National Mortgage Association, 4.5%, 4/15     895,784
300,316  Government National Mortgage Association, 4.5%, 7/15     306,929
1,093,197Government National Mortgage Association, 4.5%, 9/15   1,117,271
262,493  Government National Mortgage Association, 4.5%, 9/15     267,372
 92,679  Government National Mortgage Assoication, 4.5%, 5/15      94,546
159,983  Government National Mortgage Association, 5.0%, 10/1     170,728
266,101  Government National Mortgage Association, 5.0%, 4/15     278,537
1,278,049Government National Mortgage Association, 5.0%, 4/15   1,335,381
620,565  Government National Mortgage Association, 5.0%, 7/15     661,660
 7,802   Government National Mortgage Association, 5.0%, 7/15       8,318
410,894  Government National Mortgage Association, 5.0%, 9/15     430,482
636,085  Government National Mortgage Association, 5.5%, 1/15     676,712
924,147  Government National Mortgage Association, 5.5%, 10/1     997,909
263,779  Government National Mortgage Association, 5.5%, 10/1     284,833
105,590  Government National Mortgage Association, 5.5%, 10/1     112,581
505,998  Government National Mortgage Association, 5.5%, 10/1     538,317
937,486  Government National Mortgage Association, 5.5%, 10/1     997,364
265,715  Government National Mortgage Association, 5.5%, 11/1     286,674
1,087,198Government National Mortgage Association, 5.5%, 11/1   1,172,954
1,389,510Government National Mortgage Association, 5.5%, 11/1   1,479,996
105,418  Government National Mortgage Association, 5.5%, 12/1     113,733
589,414  Government National Mortgage Association, 5.5%, 2/15     635,906
687,491  Government National Mortgage Association, 5.5%, 2/15     741,719
216,817  Government National Mortgage Association, 5.5%, 2/15     230,665
673,909  Government National Mortgage Association, 5.5%, 2/15     716,953
313,921  Government National Mortgage Association, 5.5%, 2/15     333,185
 6,532   Government National Mortgage Association, 5.5%, 4/15       7,047
875,196  Government National Mortgage Association, 5.5%, 4/20     931,181
 82,630  Government National Mortgage Association, 5.5%, 6/15      88,079
651,732  Government National Mortgage Association, 5.5%, 6/15     693,359
356,946  Government National Mortgage Association, 5.5%, 7/15     380,581
167,517  Government National Mortgage Association, 5.5%, 7/15     178,609
1,881,965Government National Mortgage Association, 5.5%, 7/15   2,005,798
2,233,775Government National Mortgage Association, 5.5%, 7/15   2,376,448
949,496  Government National Mortgage Association, 5.5%, 8/15   1,024,391
817,157  Government National Mortgage Association, 5.5%, 8/15     881,613
 67,035  Government National Mortgage Association, 5.5%, 8/15      71,474
 80,809  Government National Mortgage Association, 5.5%, 8/15      86,160
158,139  Government National Mortgage Association, 5.5%, 8/15     168,610
706,575  Government National Mortgage Association, 5.5%, 9/15     762,309
850,276  Government National Mortgage Association, 5.5%, 9/15     906,576
 49,526  Government National Mortgage Association, 6.0%, 1/15      53,672
101,023  Government National Mortgage Association, 6.0%, 1/15     109,339
203,050  Government National Mortgage Association, 6.0%, 1/15     219,753
462,281  Government National Mortgage Association, 6.0%, 1/15     501,266
106,534  Government National Mortgage Association, 6.0%, 10/1     115,564
179,142  Government National Mortgage Association, 6.0%, 10/1     193,878
734,546  Government National Mortgage Association, 6.0%, 10/1     792,214
1,400,822Government National Mortgage Association, 6.0%, 10/1   1,501,605
172,688  Government National Mortgage Association, 6.0%, 11/1     187,252
 69,762  Government National Mortgage Association, 6.0%, 11/1      75,675
323,103  Government National Mortgage Association, 6.0%, 11/1     348,469
279,320  Government National Mortgage Association, 6.0%, 12/1     304,884
128,734  Government National Mortgage Association, 6.0%, 2/15     139,323
192,406  Government National Mortgage Association, 6.0%, 3/15     208,515
198,169  Government National Mortgage Association, 6.0%, 3/15     214,760
 8,140   Government National Mortgage Association, 6.0%, 3/15       8,830
431,434  Government National Mortgage Association, 6.0%, 3/15     466,923
356,138  Government National Mortgage Association, 6.0%, 3/15     385,433
566,425  Government National Mortgage Association, 6.0%, 3/15     613,018
1,048,895Government National Mortgage Association, 6.0%, 3/15   1,135,175
500,502  Government National Mortgage Association, 6.0%, 3/15     542,710
1,038,709Government National Mortgage Association, 6.0%, 3/15   1,126,305
 37,101  Government National Mortgage Association, 6.0%, 4/15      40,142
 1,376   Government National Mortgage Association, 6.0%, 4/15       1,490
178,863  Government National Mortgage Association, 6.0%, 4/15     193,642
229,973  Government National Mortgage Association, 6.0%, 4/15     248,890
 94,932  Government National Mortgage Association, 6.0%, 4/15     102,741
220,434  Government National Mortgage Association, 6.0%, 4/15     238,566
312,232  Government National Mortgage Association, 6.0%, 5/15     338,372
233,983  Government National Mortgage Association, 6.0%, 5/15     253,573
470,585  Government National Mortgage Association, 6.0%, 5/15     509,295
 54,769  Government National Mortgage Association, 6.0%, 6/15      59,354
 31,435  Government National Mortgage Association, 6.0%, 6/15      34,021
556,270  Government National Mortgage Association, 6.0%, 7/15     582,789
 3,626   Government National Mortgage Association, 6.0%, 8/15       3,846
 88,554  Government National Mortgage Association, 6.0%, 8/15      96,059
 32,109  Government National Mortgage Association, 6.0%, 8/15      34,818
1,747,100Government National Mortgage Association, 6.0%, 8/15   1,873,969
458,042  Government National Mortgage Association, 6.0%, 9/15     495,747
974,181  Government National Mortgage Association, 6.0%, 9/15   1,056,751
171,684  Government National Mortgage Association, 6.0%, 9/15     186,236
 27,664  Government National Mortgage Association, 6.0%, 9/15      30,009
 40,382  Government National Mortgage Association, 6.0%, 9/15      43,704
189,444  Government National Mortgage Association, 6.0%, 9/15     205,027
226,618  Government National Mortgage Association, 6.0%, 9/15     244,409
578,486  Government National Mortgage Association, 6.0%, 9/15     623,902
2,423,272Government National Mortgage Association, 6.0%, 9/15   2,604,431
 63,610  Government National Mortgage Association, 6.5%, 1/15      70,019
295,163  Government National Mortgage Association, 6.5%, 1/15     322,871
1,417,084Government National Mortgage Association, 6.5%, 1/15   1,558,875
 15,130  Government National Mortgage Association, 6.5%, 1/15      16,592
141,749  Government National Mortgage Association, 6.5%, 1/15     154,435
109,339  Government National Mortgage Association, 6.5%, 1/15     119,125
 11,135  Government National Mortgage Association, 6.5%, 1/15      12,069
122,698  Government National Mortgage Association, 6.5%, 10/1     134,906
415,391  Government National Mortgage Association, 6.5%, 10/1     456,722
 23,172  Government National Mortgage Association, 6.5%, 10/1      25,478
316,791  Government National Mortgage Association, 6.5%, 10/1     346,530
 6,623   Government National Mortgage Association, 6.5%, 10/1       7,228
 15,667  Government National Mortgage Association, 6.5%, 11/1      17,226
210,293  Government National Mortgage Association, 6.5%, 11/1     231,302
1,345,326Government National Mortgage Association, 6.5%, 12/1   1,477,609
 5,188   Government National Mortgage Association, 6.5%, 2/15       5,711
 28,299  Government National Mortgage Association, 6.5%, 2/15      31,151
115,753  Government National Mortgage Association, 6.5%, 2/15     126,619
256,042  Government National Mortgage Association, 6.5%, 2/15     278,957
 33,264  Government National Mortgage Association, 6.5%, 3/15      36,616
141,828  Government National Mortgage Association, 6.5%, 3/15     156,117
 39,193  Government National Mortgage Association, 6.5%, 3/15      43,142
 43,797  Government National Mortgage Association, 6.5%, 3/15      48,155
 67,835  Government National Mortgage Association, 6.5%, 3/15      74,203
281,167  Government National Mortgage Association, 6.5%, 4/15     309,143
 24,344  Government National Mortgage Association, 6.5%, 4/15      26,629
130,772  Government National Mortgage Association, 6.5%, 4/15     141,740
  499    Government National Mortgage Association, 6.5%, 5/15         544
244,580  Government National Mortgage Association, 6.5%, 5/15     269,465
 11,661  Government National Mortgage Association, 6.5%, 5/15      12,835
 76,462  Government National Mortgage Association, 6.5%, 5/15      84,101
 66,308  Government National Mortgage Association, 6.5%, 5/15      72,939
 32,438  Government National Mortgage Association, 6.5%, 5/15      35,483
103,559  Government National Mortgage Association, 6.5%, 5/15     113,022
 54,140  Government National Mortgage Association, 6.5%, 6/15      59,222
319,424  Government National Mortgage Association, 6.5%, 6/15     348,012
 19,263  Government National Mortgage Association, 6.5%, 6/15      20,879
654,303  Government National Mortgage Association, 6.5%, 7/15     715,724
129,729  Government National Mortgage Association, 6.5%, 7/15     141,907
203,476  Government National Mortgage Association, 6.5%, 7/15     220,542
308,604  Government National Mortgage Association, 6.5%, 7/15     334,488
 5,881   Government National Mortgage Association, 6.5%, 8/15       6,053
144,149  Government National Mortgage Association, 6.5%, 8/15     158,492
118,583  Government National Mortgage Association, 6.5%, 8/15     129,715
 25,739  Government National Mortgage Association, 6.5%, 8/15      28,155
100,011  Government National Mortgage Association, 6.5%, 9/15     109,399
 18,236  Government National Mortgage Association, 6.5%, 9/15      19,868
 40,943  Government National Mortgage Association, 7.0%, 10/1      46,016
134,134  Government National Mortgage Association, 7.0%, 11/1     150,493
 56,204  Government National Mortgage Association, 7.0%, 11/1      63,058
 13,974  Government National Mortgage Association, 7.0%, 12/1      14,973
 9,718   Government National Mortgage Association, 7.0%, 12/1      10,917
 19,220  Government National Mortgage Association, 7.0%, 2/15      21,591
 5,681   Government National Mortgage Association, 7.0%, 4/15       6,375
 49,488  Government National Mortgage Association, 7.0%, 4/15      55,567
 17,537  Government National Mortgage Association, 7.0%, 4/15      19,709
198,670  Government National Mortgage Association, 7.0%, 5/15     223,361
 40,105  Government National Mortgage Association, 7.0%, 6/15      45,074
 93,265  Government National Mortgage Association, 7.0%, 6/15     104,773
 11,468  Government National Mortgage Association, 7.0%, 7/15      12,887
 3,922   Government National Mortgage Association, 7.0%, 8/15       4,401
454,026  Government National Mortgage Association, 7.0%, 8/15     510,280
 12,862  Government National Mortgage Association, 7.0%, 9/15      13,424
 45,251  Government National Mortgage Association, 7.0%, 9/15      50,857
102,064  Government National Mortgage Association, 7.5%, 12/1     115,694
 7,364   Government National Mortgage Association, 7.5%, 2/15       8,311
 17,508  Government National Mortgage Association, 7.5%, 2/15      19,846
 1,144   Government National Mortgage Association, 7.5%, 8/15       1,198
 21,821  Government National Mortgage Association, 7.5%, 8/15      24,675
 9,825   Government National Mortgage Association, 7.75%, 2/1      11,238
  594    Government National Mortgage Association, 8.0%, 5/15         607
274,581  Government National Mortgage Association, I, 6.0%, 2     297,854
 31,436  Government National Mortgage Association, I, 7.0%, 1      35,315
 46,557  Government National Mortgage Association, I, 7.0%, 3      52,325
 17,799  Government National Mortgage Association, I, 7.5%, 1      20,127
1,391,149Government National Mortgage Association, II, 4.5%,    1,413,002
572,863  Government National Mortgage Association, II, 4.5%,      582,718
677,252  Government National Mortgage Association, II, 5.5%,      727,792
100,339  Government National Mortgage Association, II, 5.5%,      106,757
956,846  Government National Mortgage Association, II, 5.5%,    1,018,055
 6,676   Government National Mortgage Association, II, 6.5%,        7,371
 2,824   Government National Mortgage Association, II, 6.5%,        3,117
 86,202  Government National Mortgage Association, II, 6.5%,       95,172
199,116  Government National Mortgage Association, II, 7.0%,      223,569
216,523  Government National Mortgage Association, II, 7.0%,      243,254
 6,425   Government National Mortgage Association, II, 7.0%,        7,222
11,000,00U.S. Treasury Bonds 4.625%, 2/15/40                   10,841,875
22,500,00U.S. Treasury Bonds, 2.75%, 2/15/19                   20,884,568
6,380,000U.S. Treasury Bonds, 3.125%, 5/15/19                   6,076,452
7,620,000U.S. Treasury Bonds, 4.25%, 5/15/39                    7,060,402
1,365,000U.S. Treasury Bonds, 4.375%, 11/15/39                  1,290,778
1,980,000U.S. Treasury Bonds, 4.5%, 11/15/10                    2,031,666
5,100,000U.S. Treasury Bonds, 5.25%, 11/15/28                   5,552,625
4,750,000U.S. Treasury Bonds, 6.25%, 8/15/23                    5,708,165
2,500,000U.S. Treasury Notes 3.625%, 8/15/19 (b)                2,469,530
8,435,000U.S. Treasury Notes 4.5%, 5/15/38 (b)                  8,183,266
3,980,000U.S. Treasury Notes, 1.25%, 11/30/10                   4,004,411
5,450,000U.S. Treasury Notes, 4.375%, 2/15/38                   5,182,612
7,340,000U.S. Treasury Notes, 4.5%, 2/15/36                     7,169,117
9,068,000U.S. Treasury Notes, 4.5%, 8/15/39                     8,756,288
840,000  U.S. Treasury Notes, 5.5%, 8/15/28                       940,931
450,000  U.S. Treasury Notes, 7.875%, 2/15/21                     605,250
                                                             $267,269,750
         TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
         (Cost  $260,801,363)                                $267,269,750

         FOREIGN GOVERNMENT BOND - 0.1 %
         Banks - 0.1 %
         Diversified Banks - 0.1 %
625,000  Bank of Korea Export-Import, 5.875%, 1/14/15        $    673,721
         TOTAL FOREIGN GOVERNMENT BOND
         (Cost  $621,812)                                    $    673,721

         MUNICIPAL BONDS - 1.1 %
         Government - 1.1 %
         Municipal General - 0.3 %
2,095,000State of Illinois, 1.395%, 2/1/11                   $  2,097,242
1,470,000State of Illinois, 3.321%, 1/1/13                      1,482,319
                                                             $  3,579,561
         Municipal Higher Education - 0.8 %
4,380,000California State University Revenue, 5.0%, 11/1/39 $ 4,397,170 4,600,000Conneticut State Health & Educational, 5.0%, 7/1/42 4,807,873
                                                             $  9,205,043
         TOTAL MUNICIPAL BONDS
         (Cost  $12,407,151)                                 $ 12,784,604

         SENIOR FLOATING RATE LOAN INTERESTS - 8.1 % **
         Energy - 0.3 %
         Oil & Gas Equipment & Services - 0.1 %
1,773,000Hudson Products Holdings, Inc., Term Loan, 8/24/15  $  1,555,808
         Oil & Gas Refining & Marketing - 0.1 %
1,750,000Pilot Travel Centers LLC, Initial Tranche B Loan, 11$  1,767,358
         Total Energy                                        $  3,323,166
         Materials - 1.0 %
         Aluminum - 0.1 %
632,896  Novelis Corp., U.S. Term Loan, 7/6/14               $    614,248
214,931  Novelis, Inc., Canadian Term Loan, 7/6/14                208,598
                                                             $    822,846
         Commodity Chemicals - 0.0 %
575,000  Celanese Holdings LLC, Term Loan, 4/2/14            $    563,069
         Diversified Chemical - 0.2 %
665,660  Ashland, Inc., Term Loan, 5/13/14                   $    673,493
420,000  Huntsman International LLC, New Term B Dollar Loan,      402,938
960,000  Ineos U.S. Financice Corp., Term B2 Facility Loan, 1     943,500
960,000  Ineos U.S. Financice Corp., Term C2 Facility Loan, 1     943,500
                                                             $  2,963,431
         Fertilizers & Agricultural Chemicals - 0.2 %
2,480,000CF Industries Holdings, Inc., Initial Term Loan, 11/$  2,480,000
         Metal & Glass Containers - 0.2 %
1,845,411Graham Packaging Co., Term C Loan, 4/5/14           $  1,865,295
195,296  Graham Packaging Co., Term B Loan, 10/7/11               194,405
                                                             $  2,059,700
         Paper Packaging - 0.2 %
2,631,148Graphic Packaging International, Inc., Incremental T$  2,621,768
         Specialty Chemicals - 0.0 %
385,000  Chemtura Corp., Term Facility Loan, 3/22/11         $    387,888
         Total Materials                                     $ 11,898,702
         Capital Goods - 0.7 %
         Aerospace & Defense - 0.5 %
3,995,370Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14       $  3,768,973
987,520  DAE Aviation Holdings, Inc., Tranche B1 Term Loan, 7     930,738
962,626  Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14       907,275
127,969  TASC, Inc., Tranche A Term Loan, 12/18/14                128,822
243,141  TASC, Inc., Tranche B Term Loan, 12/18/15                245,268
                                                             $  5,981,076
         Construction & Farm Machinery & Heavy Trucks - 0.2 %
912,849  Accuride Corp., Term Advance Loan, 1/31/12          $    916,843
900,000  Bucyrus International, Inc., Tranche C Term Dollar L     910,800
907,222  Oshkosh Corp., Term B Loan, 12/6/13                      911,912
                                                             $  2,739,555
         Total Capital Goods                                 $  8,720,631
         Commercial Services & Supplies - 0.3 %
         Diversified Support Services - 0.0 %
531,758 Iron Mountain, Inc., Initial Term Loan, 4/16/14 $ 517,799 Environmental & Facilities Services - 0.2 %
299,250  Advanced Disposal Services, Inc., Term B Loan, 12/23$    302,991
2,932,161Synagro Technologies, Inc., 1st Lien Term Loan, 4/2/   2,615,732
                                                             $  2,918,723
         Total Commercial Services & Supplies                $  3,436,522
         Transportation - 0.2 %
         Air Freight & Couriers - 0.1 %
462,700  Ceva Group Plc, Additional Pre-funded Term Loan, 11/$    422,213
1,194,620Ceva Group Plc, EGL Term Loan, 11/4/13                 1,082,624
497,510  Ceva Group Plc, U.S. Term Loan, 11/4/13                  448,287
                                                             $  1,953,124
         Marine - 0.1 %
756,250  Horizon Lines, Inc., Term Loan, 8/8/12              $    685,352
         Total Transportation                                $  2,638,476
         Automobiles & Components - 0.7 %
         Auto Parts & Equipment - 0.2 %
1,118,140Allison Transmission, Inc., Term Loan, 8/7/14       $  1,068,000
552,641  Federal Mogul Corp., Tranche C Term Loan, 12/28/15       512,056
1,083,176Federal Mogul Corp., Tranche B Term Loan, 12/29/14     1,003,630
                                                             $  2,583,686
         Automobile Manufacturers - 0.1 %
1,749,653Ford Motor Co., Tranche B1 Term Loan, 12/15/13      $  1,694,156
         Tires & Rubber - 0.3 %
4,190,000Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30$  3,990,975
         Total Automobiles & Components                      $  8,268,817
         Consumer Durables & Apparel - 0.1 %
         Housewares & Specialties - 0.1 %
653,507  Jarden Corp., Term B3 Loan, 1/24/12                 $    654,525
         Total Consumer Durables & Apparel                   $    654,525
         Consumer Services - 0.3 %
         Casinos & Gaming - 0.2 %
393,153  Gateway Casinos & Entertainment, Delayed Draw Term L$    379,556
1,941,067Gateway Casinos & Entertainment, Term Advance Loan,    1,873,939
                                                             $  2,253,495
         Leisure Facilities - 0.1 %
1,160,000Cedar Fair LP, Term Loan, 2/10/16                   $  1,160,290
         Specialized Consumer Services - 0.0 %
334,152  Web Service Center, Term Loan, 8/28/14              $    335,000
         Total Consumer Services                             $  3,748,785
         Media - 0.7 %
         Broadcasting - 0.2 %
3,300,000Univision Communication, Inc., Initial Term Loan, 9/$  2,947,717
         Cable & Satellite - 0.4 %
3,861,767Charter Communications, Inc., New Term Loan, 3/5/14 $  3,736,974
926,630  Knology, Inc., Term Loan, 6/30/12                        906,360
629,570  WideOpenWest LLC, 1st Lien Term Loan, 6/30/14            590,878
                                                             $  5,234,212
         Total Media                                         $  8,181,929
         Retailing - 0.1 %
         Internet Retail - 0.1 %
1,280,400Ticketmaster Corp., Term B Loan, 7/25/14            $  1,293,604
         Total Retailing                                     $  1,293,604
         Food & Drug Retailing - 0.0 %
         Food Retail - 0.0 %
354,076  Pinnacle Foods Inc., Term Loan, 4/19/14             $    343,503
         Total Food & Drug Retailing                         $    343,503
         Household & Personal Products - 0.1 %
         Household Products - 0.1 %
697,900  Spectrum Brands, Inc., Dollar Term B Loan, 3/30/13  $    698,518
 36,077  Spectrum Brands, Inc., Letter of Credit Loan, 3/30/1      36,109
250,000  Yankee Candle Co., Term Loan, 2/6/14                     245,118
                                                             $    979,745
         Total Household & Personal Products                 $    979,745
         Health Care Equipment & Services - 1.4 %
         Health Care Facilities - 0.8 %
111,403  CHS/Community Health Systems, Inc., Delayed Draw Ter$    108,737
1,660,000Ardent Health Services LLC, Term Loan, 7/19/15         1,643,400
2,175,479CHS/Community Health Systems, Inc., Funded Term Loan   2,123,403
575,000  Hanger Orthopedic Group, Inc., Tranche B Term Loan,      566,614
2,541,513HCA, Inc., Tranche B1 Term Loan, 11/18/13              2,483,693
588,045  Psychiatric Solutions, Inc., Term Loan, 7/2/12           583,635
1,185,369Sun Health Care Group, Inc., Term Loan, 4/19/14        1,128,471
265,517  Sun Health Care Group, Inc., Synthetic LC Loan, 4/19     252,772
                                                             $  8,890,725
         Health Care Services - 0.2 %
2,793,806Catalent Pharma Solutions, Inc., Dollar Term Loan, 4$  2,618,028
         Health Care Supplies - 0.3 %
2,248,835Bausch & Lomb, Inc., Parent Term Loan, 4/24/15      $  2,201,942
545,391  Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15     534,019
1,511,352Biomet, Inc., Dollar Term Loan, 3/25/15                1,490,881
                                                             $  4,226,842
         Health Care Technology - 0.0 %
475,000  IMS Health, Inc., Tranche B Dollar Term Loan, 11/9/1$    478,958
         Total Health Care Equipment & Services              $ 16,214,553
         Pharmaceuticals & Biotechnology - 0.2 %
         Biotechnology - 0.2 %
720,508  Warner Chilcott Corp., Term A Loan, 10/30/14        $    722,780
331,619  Warner Chilcott Corp., Term B1 Loan, 4/30/15             332,937
552,205  Warner Chilcott Corp., Term B2 Loan, 4/30/15             554,400
915,000  Warner Chilcott Corp., Term B3 Loan, 4/30/15             918,481
                                                             $  2,528,598
         Total Pharmaceuticals & Biotechnology               $  2,528,598
         Diversified Financials - 0.2 %
         Diversified Financial Services - 0.2 %
2,425,452Metavante Corp., Term Loan, 11/3/14                    2,434,547
         Total Diversified Financials                        $  2,434,547
         Insurance - 0.1 %
         Insurance Brokers - 0.1 %
331,329  HUB International Holdings, Delayed Draw Term Loan, $    309,794
1,474,033HUB International Holdings, Initial Term Loan, 6/13/   1,378,221
                                                             $  1,688,015
         Total Insurance                                     $  1,688,015
         Software & Services - 0.3 %
         Application Software - 0.0 %
389,000 Nuance Communications, Inc., Incremental Term Loan, $ 383,770 Data Processing & Outsourced Services - 0.0 %
166,613 Fidelity National Information, Tranche C Term Loan, $ 168,381 It Consulting & Other Services - 0.2 %
 87,834  Keane International, Inc.(Caritor), Synthetic LC Loa$     82,674
1,125,771Keane International, Inc.(Caritor), Closing Date Ter   1,072,005
2,394,318Sungard Data Systems, Inc., Tranche A U.S. Term Loan   2,323,607
                                                             $  3,478,286
         Total Software & Services                           $  4,030,437
         Technology Hardware & Equipment - 0.4 %
         Electronic Components - 0.3 %
506,332  Flextronics Semiconductor, Ltd., A1A Delayed Draw Te$    485,174
375,962  Flextronics Semiconductor, Ltd., A3 Delayed Draw Loa     360,218
322,253  Flextronics Semiconductor, Ltd., A2 Delayed Draw Loa     308,154
2,739,529Flextronics Semiconductor, Ltd., A Closing Date Loan   2,625,055
                                                             $  3,778,601
         Electronic Equipment & Instruments - 0.0 %
397,222  Huawei-3Com Co., Ltd., Tranche B Term Loan, 9/28/12 $    385,306
         Total Technology Hardware & Equipment               $  4,163,907
         Telecommunication Services - 0.4 %
         Integrated Telecommunication Services - 0.3 %
256,302  Telesat Canada, Inc., U.S. Term II Loan, 10/31/14   $    253,378
2,983,900Telesat Canada, Inc., U.S. Term I Loan, 10/31/14       2,949,855
422,815  Time Warner Telecom, Term B Loan, 1/7/13                 417,205
                                                             $  3,620,438
         Wireless Telecommuni Cation Services - 0.0 %
1,180,000Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14  $  1,102,120
         Total Telecommunication Services                    $  4,722,558
         Utilities - 0.6 %
         Electric Utilities - 0.3 %
398,000  Texas Competitive Electric Holdings, Delayed Draw Te$    320,528
3,841,617Texas Competitive Electric Holdings, Initial Tranche   3,164,265
                                                             $  3,484,793
         Independent Power Producer & Energy Traders - 0.3 % 3,783,877Calpine Corp., 1st Priority Term Loan, 3/29/14 $ 3,685,907
         Total Utilities                                     $  7,170,700
         TOTAL SENIOR FLOATING RATE LOAN INTERESTS
         (Cost  $95,388,560)                                 $ 96,441,720

         TEMPORARY CASH INVESTMENTS - 5.5 %
         Repurchase Agreements - 2.6 %
7,600,000Bank of America, 0.18%, dated 3/31/10, repurchase price of
         $7,600,000 plus accrued interest on 4/1/10 collateralized by :
         $3,748,752 Federal National Mortgage Association
         (ARM), 5.717%, 11/1/37
         $4,003,249 Federal National Mortgage Association, 5.$  7,600,000

7,600,000Barclays Plc, 0.17%, dated 3/31/10, repurchase price
         $7,600,000 plus accrued interest on 4/1/10 collateralized by $7,752,000 Government National Mortgage Association, 5.5-6.0%,
         7/20/38-12/15/39                                       7,600,000

7,600,000JPMorgan, 0.02%, dated 3/31/10, repurchase price
         of $7,600,000 plus accrued interest on 4/1/10 collateralized by $7,752,000 Freddie Mac Giant, 4.5-9.0%, 5/1/11-7/1  7,600,000

7,600,000SG Americas Securities LLC, 0.02%, dated 3/31/10, re price of $7,600,000 plus accrued interest on 4/1/10 collateralized by the following:
            $6,384,123 Federal National Mortgage Association,
         4.5-6.0%, 2/1/18-8/1/39
            $1,367,877 Freddie Mac Giant, 6.0-6.5%, 11/1/33-5/  7,600,000
         Total Repurchase Agreements                         $ 30,400,000

         Securities Lending Collateral  - 2.9 % (c)
         Certificates of Deposit:
923,740  DnB NOR Bank ASA NY, 0.19%, 5/19/10                 $    923,740
923,764  Rabobank Nederland NY, 0.19%, 7/6/10                     923,764
923,740  Royal Bank of Canada, 0.23%, 1/21/11                     923,740
835,061  Bank of Nova Scotia, 0.2%, 6/1/10                        835,061
923,750  BBVA NY, 0.265%, 6/1/10                                  923,750
281,043  BNP Paribas, 0.70%, 6/4/10                               281,043
1,016,114CBA Financial, 0.27%, 1/3/11                           1,016,114
                                                             $  5,827,212
         Commercial Paper:
122,234  Caterpillar Financial Services, 0.34%, 8/20/10      $    122,234
406,435  JDCLLP, 0.15%, 4/7/10                                    406,435
387,958  JDCLLP, 0.15%, 4/9/10                                    387,958
646,618  BCSFUN, 0.07%, 4/1/10                                    646,618
678,901  CATFIN, 0.17%, 4/16/10                                   678,901
461,698  CBAPP, 0.20%, 6/7/10                                     461,698
738,877  HNDAF, 0.17%, 5/4/10                                     738,877
198,585  HNDAF, 0.16%, 4/22/10                                    198,585
 92,356  INDFG, 0.21%, 5/4/10                                      92,356
1,108,291INDFG, 0.20%, 5/3/10                                   1,108,291
720,427  PARFIN, 0.25%, 4/19/10                                   720,427
923,380  WSTPAC, 0.25%, 5/27/10                                   923,380
923,715  Char FD, 0.16%, 4/7/10                                   923,715
369,400  Ciesco, 0.19%, 5/20/10                                   369,400
923,511  FASCO, 0.19%, 5/18/10                                    923,511
378,547  Kithaw, 0.16%, 5/5/10                                    378,547
554,081  Kithaw, 0.20%, 5/24/10                                   554,081
369,422  Old LLC, 0.18%, 5/11/10                                  369,422
369,437  Ranger, 0.18%, 5/3/10                                    369,437
277,071  SRCPP, 0.19%, 5/6/10                                     277,071
705,720  SRCPP, 0.17%, 4/6/11                                     705,720
170,448  STRAIT, 0.18%, 4/1/10                                    170,448
179,506  STRAIT, 0.18%, 5/7/10                                    179,506
407,340  STRAIT, 0.17%, 4/26/10                                   407,340
369,369  STRAIT, 0.20%, 6/2/10                                    369,369
461,775  TB LLC, 0.19%, 5/10/10                                   461,775
461,666  TB LLC, 0.23%, 6/9/10                                    461,666
923,740  Toyota Motor Credit Corp., 0.23%, 1/10/11                923,740
261,188  Wal Mart Stores, Inc., 0.22%, 7/1/10                     261,188
1,052,408Bank of America, 0.85%, 5/12/10                        1,052,408
461,802  GE, 0.30%, 1/26/11                                       461,802
277,271  GE Capital Corp., 0.43%, 8/20/10                         277,271
 99,995  GE Capital Corp., 0.35%, 10/21/10                         99,995
100,674  GE Capital Corp., 0.31%, 10/6/10                         100,674
103,018  John Deere Capital Corp., 0.33%, 7/16/10                 103,018
781,791  JPMorgan Chase & Co., 0.57%, 9/24/10                     781,791
836,598  CME, Inc., 0.90%, 8/6/10                                 836,598
1,047,399Santander, 0.30%, 7/23/10                              1,047,399
198,039  US Bancorp, 0.65%, 5/6/10                                198,039
 92,448  US Bancorp, 0.66%, 6/4/10                                 92,448
141,538  US Bancorp, 0.30%, 5/28/10                               141,538
656,015  WFC, 0.70%, 1/24/11                                      656,015
369,397  WFC, 0.33%, 12/2/10                                      369,397
                                                             $ 20,810,089
         Tri-party Repurchase Agreements:
1,348,660Deutsche Bank, 0.02%, 4/1/10                        $  1,348,660
2,771,219RBS Securities, Inc., 0.01%, 4/1/10                    2,771,219
                                                             $  4,119,879
 Shares
         Time Deposits:
1,433,270Societe Generale, 0.12%, 4/1/10                     $ 1,433,270
         Money Market Mutual Funds:
1,477,983Dreyfus Preferred Money Market Fund                 $ 1,477,983

         Total Securities Lending Collateral                 $ 33,668,433
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $64,068,433)                                 $ 64,068,433

         TOTAL INVESTMENT IN SECURITIES - 101.9%
         (Cost  $1,171,407,200) (a)                        $1,205,760,649

         OTHER ASSETS AND LIABILITIES - (1.9)%             $ 10,998,498

         TOTAL NET ASSETS - 100.0%                         $1,183,057,151

 (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2010, the value of these securities amounted to $86,485,161 or 7.3% of total net assets.

   ** Senior Floating Rate Note loan interests in which the Portfolio invests generally pay interest rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
         Rate), (ii) the prime rate offered by one or more major
         U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $1,171,407,200 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost           $76,871,398

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value          (42,517,949)

         Net unrealized gain                                 $34,353,449

  (b)    At March 31, 2010, the following securities were out on loan:

Principal
Amount ($                      Security                          Value
850,000  Branch Banking & Trust Co., 4.875%, 1/15/13         $ 900,119
1,000,000Caterpillar, Inc., 7.9%, 12/15/18                    1,227,683
1,320,000C10 Capital SPV Ltd, Floating Rate Note, 12/31/49     937,319
3,000,000First Data Corp., 9.875%, 9/24/15                    2,587,500
1,719,000GATX Financial Corp., 6.0%, 2/15/18                  1,713,429
2,593,000Grupo Telivisa SA, 6.0%, 5/15/18 (144A)              2,679,632
983,000  Intelsat Subsidiary Holding Co., 8.5%, 1/15/13        997,745
876,000  Massey Energy Co., 3.25%, 8/1/15                      849,720
495,000  News America, Inc., 5.65%, 8/15/20                    521,552
1,600,000Nova Chemicals Corp., 8.375%, 11/1/16 (144A)         1,644,000
594,000  Oshkosh Corp., 8.5%, 3/1/20                           614,790
1,126,000Sally Holdings, 9.25%, 11/15/14 (144A)               1,193,560
8,200,000U.S. Treasury Notes 4.5%, 5/15/38                    7,955,279
2,436,000U.S. Treasury Notes 3.625%, 8/15/19                  2,406,310
2,700,000Weatherford International, Ltd., 9.625%, 3/1/19      3,416,491
         Total                                               $29,645,130

  (c) Securities lending collateral is managed by Credit Suisse, New York Branch.

  (d)    Debt obligation with a variable interest rate.
         Rate shown is rate at period end.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                                Level 1    Level 2    Level 3     Total
Convertible corporate bonds          $0  $8,181,431     $0      $8,181,431
Common stocks                 2,075,796      0          0       $2,075,796
Convertible preferred stocks  7,984,895  8,723,200      0       16,708,095
Asset Backed Securities               0  58,446,351     0       58,446,351
Collateralized mortgage obligations   0  192,521,708 195,595   192,717,303
Corporate bonds                       0  486,393,445    0      486,393,445
U.S. Government Obligations           0  267,269,750    0      267,269,750
Foreign Government Bonds              0   673,721       0        673,721
Municipal bonds                       0  12,784,604     0       12,784,604
Senior Floating Rate Loan Oblig       0  96,441,720     0       96,441,720
Temporary Cash Investments            0  62,590,450     0       62,590,450
Money market Mutual funds     1,477,983      0          0       1,477,983
Total                    $11,538,674 $1,194,026,380 $195,595 $1,205,760,649


         Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                              Collateralized
                                                    Mortgage
                                                 Obligations
Balance at 12/31/09                                $132,478
Realized gain (loss)                                      0
Change in unrealized gain (loss)                     63,117
Net purchases (sales)                                     0
Transfers in and out of Level 3                           0
Balance at 3/31/10                                 $195,595


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.